Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST V
Central Index Key	dei_EntityCentralIndexKey	0000200489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2012
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDAX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDBX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDCX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWNIX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAIDX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBIDX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIDX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDGX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDRX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDHX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDJX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRFX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRBX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRCX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRFIX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRWX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRLX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRRX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRHX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRJX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRBX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRCX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRIX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EATRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBTRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECTRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFFX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFHX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFJX